Mineral Rights and Properties	12 Months Ended
Mar. 31, 2026
Mineral Rights and Properties [Abstract]
MINERAL RIGHTS AND PROPERTIES
16.	MINERAL RIGHTS AND PROPERTIES

Mineral rights and properties consist of:

As at	March 31, 2026	March 31, 2025
Producing mineral properties	$386,830	$332,631
Non-producing mineral properties	392,900	254,351
	$779,730	$586,982

Producing properties	Ying Mining District	GC	Total
Carrying values
As at April 1, 2024	$426,560	$120,557	$547,117
Capitalized expenditures	48,210	6,122	54,332
Environmental rehabilitation	3,896	33	3,929
Foreign currency translation impact	(2,014)	(520)	(2,534)
As at March 31, 2025	$476,652	$126,192	$602,844
Capitalized expenditures	56,133	5,958	62,091
Environmental rehabilitation	796	—	796
Foreign currency translation impact	26,466	6,681	33,147
Balance as at March 31, 2026	$560,047	$138,831	$698,878
Accumulated depletion and impairment
As at April 1, 2024	$(161,657)	$(86,148)	$(247,805)
Depletion	(21,464)	(2,082)	(23,546)
Foreign currency translation impact	779	359	1,138
As at March 31, 2025	$(182,342)	$(87,871)	$(270,213)
Depletion	(24,549)	(2,482)	(27,031)
Foreign currency translation impact	(10,212)	(4,592)	(14,804)
Balance as at March 31, 2026	$(217,103)	$(94,945)	$(312,048)
Carrying values
Balance as at March 31, 2025	$294,310	$38,321	$332,631
Balance as at March 31, 2026	$342,944	$43,886	$386,830

					Tulkubash/
Non-producing properties	BYP	Kuanping	El Domo	Condor	Kyzyltash	Total
Carrying values
As at April 1, 2024	$6,636	$12,885	$—	$—	$—	$19,521
Acquisition	—	—	201,014	24,945	—	225,959
Capitalized expenditures	—	543	7,166	1,275	—	8,984
Environmental rehabilitation	(26)	—	—	—	—	(26)
Foreign currency translation impact	(30)	(57)	—	—	—	(87)
As at March 31, 2025	$6,580	$13,371	$208,180	$26,220	$—	$254,351
Acquisition	—	—	—	—	84,018	84,018
Capitalized expenditures	—	4,346	45,794	2,974	250	53,364
Foreign currency translation impact	339	828	—	—	—	1,167
Balance as at March 31, 2026	$6,919	$18,545	$253,974	$29,194	$84,268	$392,900

The Company acquired the El Domo Project and the Condor Project through the acquisition of Adventus on July 31, 2024.

In June 2024, an action seeking to void the environmental license of the El Domo Project was brought in local court in Las Naves Canton, Bolívar Province, Ecuador (the “Court”) by a group of plaintiffs alleging defects in the environmental consultation process for the El Domo Project. The Court rejected the litigation on July 24, 2024 ruling that the Ecuadorean government correctly discharged its environmental consultation obligations prior to issuing an environmental license for the El Domo Project. The plaintiffs filed an appeal (the “Appeal”) to the provincial court, and the Appeal was heard by the provincial court of Bolívar Province on October 17, 2024, and was dismissed by the provincial court on November 12, 2024, affirming the lower court decision that the Ministry of Environment, Water, and Ecological Transition of Ecuador (“MAATE”) correctly discharged its environmental consultation obligations prior to issuing an environmental license of the El Domo Project. The plaintiffs subsequently filed an Extraordinary Protection Action (EPA) before the Constitutional Court of Ecuador. On February 26, 2025, the Constitutional Court issued a decision declining to admit the EPA. On March 3, 2025, the plaintiffs filed a motion for clarification. A clarification motion may proceed where disputed issues have not been fully resolved. On July 24, 2025, the Constitutional Court issued a decision rejecting the clarification motion.